SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 9:-	SEGMENT INFORMATION

a.	Segment information:

	Nine Months Ended September 30,
	2025	2024
Revenues from external customers	$42,415	$18,241
Less:
Cost of revenues	31,575	19,941
Research and development expenses	40,354	60,328
Sales and marketing expenses	4,183	5,752
General and administrative expenses	13,109	14,889
Financial income, net	(385)	(6,637)
Taxes on income	119	129

Segment loss	$46,540	$76,161

Other segment disclosures:
Depreciation and amortization expenses	$4,076	$6,194
Share-based compensation expenses	$11,850	$15,866
Interest income	$2,625	$4,326
Expenditures for segment assets	$3,210	$3,221

	September 30,	December 31,
	2025	2024
Assets:
Segment assets	$151,063	$132,049

b.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Nine Months Ended September 30,
	2025	2024

Europe, Middle East and Africa (*)	$37,203	$16,229
Americas (**)	3,730	916
Israel	1,399	969
Asia Pacific	83	127

	$42,415	$18,241

(*)	Includes revenues from Germany only.

(**)	Includes revenues from United States in the amount of $3,712 and $916 for the nine months ended September 30, 2025 and 2024, respectively.

c.
Concentration of credit risk from major customers:

As of September 30, 2025, Customer A and Customer B accounted for approximately 82% and 16% of the Company’s trade receivables.

As of December 31, 2024, Customer A and Customer C accounted for approximately 73% and 23% of the Company’s trade receivables, respectively.